UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-004889

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Copy to:

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2005

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES – 14.4% of Net Assets
	Convertible Preferred (Restricted) – 14.2%
	Drug Discovery Technologies – 2.0%
1,587,302	Agilix Corporation Series B (a) (b)	$380,952
566,958	Avalon Pharmaceuticals Series B (a)	680,350
250,000	Ceres, Inc. Series C (a)	1,500,000
18,296	Ceres, Inc. Series C-1 (a) (c)	109,776
174,200	Ceres, Inc. Series D (a) (c)	1,045,200
932,488	Galileo Pharmaceuticals, Inc. Series F-1 (a)	326,371
200,000	Zyomix, Inc. Series A New (a)	20,000
200	Zyomix, Inc. Series B New (a)	20
	Emerging Biopharmaceuticals – 4.6%
634,921	Agensys, Inc. Series C (a)	2,000,001
1,724,138	Corus Pharma, Inc. Series C (a)	2,000,000
1,212,121	Raven biotechnologies, Inc. Series B (a)	1,006,061
1,872,772	Raven biotechnologies, Inc. Series C (a)	1,554,401
2,431,611	Raven biotechnologies, Inc. Series D (a)	800,000
30,920	Therion Biologics Corporation Series A (a)	37,722
160,000	Therion Biologics Corporation Series B (a)	195,200
271,808	Therion Biologics Corporation Series C (a) (c)	331,606
22,224	Therion Biologics Corporation Series C-2 (a) (c)	27,113
28,991	Therion Biologics Corporation Sinking Fund (a)	290
1,400,000	Xanthus Life Sciences, Inc. Series B (a) (b)	1,400,000
	Healthcare Services – 3.7%
1,051,429	CardioNet, Inc. Series C (a)	3,680,002
322,168	CytoLogix Corporation Series A (a) (b)	265,789
151,420	CytoLogix Corporation Series B (a) (b) (c)	124,922
3,589,744	PHT Corporation Series D (a) (b)	2,800,000
802,996	PHT Corporation Series E (a) (b)	626,337
	Medical Devices and Diagnostics – 3.9%
3,235,293	Concentric Medical, Inc. Series B (a) (b)	2,782,352
1,162,790	Concentric Medical, Inc. Series C (a) (b)	999,999
177,778	EPR, Inc. Series A (a)	1,778
130,000	Masimo Corporation Series D (a)	1,430,000
1,088,436	OmniSonics Medical Technologies, Inc. Series B (a)	1,454,150
1,031,992	OmniSonics Medical Technologies, Inc. Series C (a)	1,200,000
434,782	TherOx, Inc. Series H (a)	165,217
		$28,945,609

PRINCIPAL AMOUNT
	Convertible Notes (Restricted) – 0.2%
	Drug Discovery Technologies – 0.06%
$132,340	Avalon 8% Cvt. Note, due 2006	132,340
	Healthcare Services – 0.05%
112,224	CytoLogix Corporation 6.75% Cvt. Note (b) (d)	112,224

1

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE SECURITIES – continued
	Convertible Notes (Restricted) – continued
	Medical Devices and Diagnostics – 0.10%
$202,724	TherOx, Inc. 6.0% Cvt. Bridge Note, due 2006 (a) (c)	$202,724
		$447,288
	TOTAL CONVERTIBLE SECURITIES (Cost $39,534,456)	$29,392,897

SHARES
	COMMON STOCKS – 72.4%
	Biopharmaceuticals – 15.8%
385,500	Bioenvision, Inc.	2,806,440
62,700	Critical Therapeutics, Inc. (a)	440,154
456,205	Critical Therapeutics, Inc. (Restricted) (a) (c)	2,722,175
331,270	Cubist Pharmaceuticals, Inc. (a)	4,362,823
133,333	Cubist Pharmaceuticals, Inc. (Restricted) (a)	1,755,999
42,925	Genzyme Corporation (a)	2,579,363
60,800	Gilead Sciences, Inc. (a)	2,674,592
41,300	Imclone Systems, Inc. (a)	1,279,061
37,275	Inspire Pharmaceuticals Inc. (a)	313,856
148,100	MedImmune, Inc. (a)	3,957,232
252,760	NPS Pharmaceuticals, Inc. (a)	2,868,826
115,600	Pfizer, Inc.	3,188,248
196,875	QLT, Inc. (a)	2,051,438
312,200	Vivus, Inc.	1,150,457
		32,150,664

	Drug Delivery – 3.3%
502,515	Advancis Pharmaceutical Corporation (Restricted) (a) (c)	864,326
112,360	Connetics Corporation (a)	1,982,030
499,955	DepoMed, Inc. (a)	2,184,803
141,480	Penwest Pharmaceuticals Co.	1,672,294
		6,703,453

	Drug Discovery Technologies – 3.3%
489,232	deCODE Genetics, Inc. (a)	4,593,888
133,628	Senomyx, Inc.	2,206,198
200,000	Zyomyx, Inc. (Restricted) (a)	2,000
		6,802,086

	Emerging Biopharmaceuticals – 29.7%
256,035	ACADIA Pharmaceuticals, Inc.	2,150,694
214,575	Adolor Corporation	1,984,819
187,600	Applera Corp - Celera Genomics Group (a)	2,057,972
366,659	Ariad Pharmaceuticals, Inc.	2,441,949
201,375	Barrier Therapeutics, Inc.	1,596,904
609,529	Cytokinetics, Inc.	4,236,226
104,400	DOV Pharmaceutical, Inc. (a)	1,948,104

2

SHARES		VALUE
	COMMON STOCKS – continued
	Emerging Biopharmaceuticals – continued
247,023	Dyax Corporation	$1,165,949
366,400	Epix Pharmaceuticals, Inc.	3,242,640
624,400	Exelixis, Inc.	4,639,292
629,700	Kosan Biosciences, Inc.	3,324,816
680,700	Lexicon Genetics, Inc.	3,362,658
97,409	Momenta Pharmaceuticals, Inc.	1,925,776
334,900	Myogen, Inc. (c)	2,340,951
158,810	Neurogen Corporation	1,083,084
94,340	Nitromed, Inc.	1,834,913
270,044	Nuvelo, Inc.	2,087,440
86,850	Progenics Phaarmaceuticals, Inc.	1,811,691
103,000	Protein Design Labs, Inc. (a)	2,081,630
153,300	Rigel Pharmaceuticals, Inc. (a)	3,053,736
340,700	Sangamo BioSciences, Inc.	1,216,299
412,820	Seattle Genetics, Inc.	2,212,715
676,924	Sirna Therapeutics, Inc.	1,184,617
68,154	Telik, Inc. (a)	1,108,184
242,854	Tercica, Inc.	2,110,401
259,216	Theravance, Inc. (a)	4,406,672
146,982	Therion Biologics Corporation (Restricted) (a)	1,470
		60,611,602

	Generic Pharmaceuticals – 5.0%
217,152	Impax Laboratories, Inc. (a) (e)	3,409,286
96,450	IVAX Corporation	2,073,675
70,600	Par Pharmaceutical Companies, Inc.	2,245,786
79,300	Teva Pharmaceutical Industries, Ltd. ADR	2,469,402
		10,198,149

	Healthcare Services – 0.9%
17,416	DakoCytomation, Inc. (Restricted) (e)	181,301
123,700	Emageon, Inc.	1,733,037
204,139	Syntiro Healthcare Services (Restricted) (a)	2,041
		1,916,379

	Medical Devices and Diagnostics – 14.4%
64,095	Adeza Biomedical Corporation	1,088,333
618,799	Conor Medsystems, Inc. (Restricted) (a)	9,023,636
76,100	IDEXX Laboratories, Inc. (a)	4,743,313
151,913	Intralase Corporation (a)	2,980,533
37,000	Kensey Nash Corporation (a)	1,118,880
130,000	Masimo Corporation (Restricted) (a)	1,300
18,165	Molecular Devices Corporation (a)	392,909
129,607	Orchid Cellmark Inc.	1,401,052
680,000	Orthovita, Inc.	2,672,400
139,019	Songbird Hearing, Inc. (Restricted) (a)	1,390
421,550	Third Wave Technologies, Inc. (a)	1,656,692

3

SHARES		VALUE
	COMMON STOCKS – continued
	Medical Devices and Diagnostics – continued
364,583	VNUS Medical Technologies, Inc. (a)	$4,385,934
		29,466,372
	TOTAL COMMON STOCKS (Cost $125,417,760)	$147,848,705

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 12.5%
$1,000,000	AIG Funding Inc.; 3.01% due 07/05/05	999,665
1,300,000	AIG Funding Inc.; 3.11% due 07/07/05	1,299,326
2,200,000	American Express Credit Corp.; 3.21% due 07/13/05	2,197,646
6,100,000	General Electric Capital Corp.; 3.20% due 07/13/05	6,093,493
5,500,000	Intesa Funding LLC.; 3.27% due 07/05/05	5,498,002
7,400,000	Nestle Australia; 3.06% due 07/08/05	7,395,597
2,000,000	Verizon Network Funding; 3.22% due 07/07/05	1,998,927
	Total SHORT-TERM INVESTMENTS (Cost $25,482,656)	$25,482,656
	TOTAL INVESTMENTS – 99.3% (Cost $190,434,872)	$202,724,258
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	$1,528,051
	NET ASSETS – 100%	$204,252,309

At June 30, 2005, the total cost of securities for Federal income tax purposed was $190,434,871.

The net unrealized gain on securities held by the Fund was $12,289,386, including gross unrealized gain of $40,584,402 and gross unrealized loss of $28,295,016

(a)	Non-income producing security.
(b)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $8,092,575).
(c)	Including associated warrants.
(d)	Variable maturity.
(e)	Foreign Security.
ADR	American Depository Receipt.

4

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2005, as determined by the Trustees of the Fund.

			Carrying
	Acquisition		Value
Security (f)	Date	Cost	per Unit	Value
Advancis Pharmaceutical Corporation
Restricted Common (c)	4/29/05	$2,000,010	$1.72	$864,326

Agensys, Inc.
Series C Cvt. Pfd.	2/14/02	2,003,383	3.15	2,000,001

Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,009,507	0.24	380,952

Avalon Pharmaceuticals
Series B Cvt. Pfd.	10/22/01	2,005,767	1.20	680,350
Bridge Loan	2/11/05	132,340	1.00	132,340

CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	3,699,455	3.50	3,680,002

Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,875	6.00	1,500,000
Series C-1 Cvt. Pfd.	3/31/01	74,325	6.00	109,776
Series D Cvt. Pfd.	3/14/01	1,046,778	6.00	1,045,200

Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02 - 1/24/03	2,219,473	0.86	2,782,352
Series C Cvt. Pfd.	12/19/03	999,999	0.86	999,999

Conor MedSystems, Inc.
Restricted Common	10/23/03-8/6/04	1,954,131	14.58	9,023,636

Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	2,001,540	1.16	2,000,000

Critical Therapeutics, Inc.
Restricted Common (c)	6/20/05	371,584	7.02	440,154

Cubist Pharmaceuticals, Inc.
Restricted Common	8/14/03	300,234	13.17	1,755,999

CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,077,912	0.83	265,789
Series B Cvt. Pfd.	1/11/01	506,622	0.83	124,922
Cvt. Note	5/29/02	112,224	1.00	112,224

DakoCytomation, Inc.
Restricted Common	6/14/04	734,913	10.41	181,301

EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778

Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	2,001,929	0.35	326,371

Masimo Corporation
Series D Cvt. Pfd.	8/14/96	910,027	11.00	$1,430,000
Restricted Common	3/31/98	0	0.01	1,300

Omnisonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	1,606,312	1.34	1,454,150
Series C Cvt. Pfd.	10/1/03	1,200,224	1.16	1,200,000

PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-12/17/03	627,472	0.78	626,337

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at June 30, 2005, as determined by the Trustees of the Fund.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	$2,001,150	$0.83	$1,006,060
Series C Cvt. Pfd.	11/26/02	1,554,400	0.83	1,554,401
Series D Cvt. Pfd.	6/23/05	800,000	0.33	800,000

Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.01	1,390

Syntiro Heathcare Services
Restricted Common	2/5/97	800,325	0.01	2,041

Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	289,847	1.22	37,722
Series B Cvt. Pfd.	6/22/99	600,929	1.22	195,200
Series C Cvt. Pfd.	9/26/01-10/15/01	1,019,568	1.22	331,606
Series C-2 Cvt. Pfd.	8/13/03	40,003	1.22	27,113
Sinking Fund Cvt. Pfd.	10/18/94-4/3/96	582,505	0.01	290
Restricted Common	6/30/93	251,642	0.01	1,470

TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,626	0.38	165,217
Bridge Note	1/28/04	202,724	1.00	202,724

Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	1,400,880	1.00	1,400,000

Zyomyx, Inc.
New Restricted Common	2/19/99-7/22/02	2,401,101	0.01	2,000
Series A New Cvt. Pfd.	2/19/99-1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
		$50,351,059		$41,666,514	(g)

(f) See Schedule of Investments and corresponding footnotes for more information on each issuer.

(g) Represents 20% of the Fund’s net assets as of June 30, 2005.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)
/s/ Daniel Omstead, President

Date	August 26, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Kathleen Eckert, Treasurer

Date	August 26, 2005